Executive and Supervisory Board Compensation - Share-Based Payment for Executive Board Members (Details) - Executive Board € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) item	Dec. 31, 2024 EUR (€) item	Dec. 31, 2023 EUR (€) item
Share-Based Payment for Executive Board Members
Number of share units granted | item	60,172	126,244	214,530
Total expense | €	€ 19,367	€ 52,062	€ 36,127